CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017 [1]	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 13,804		$ 5,409			$ 8,063
Interest-earning deposits with banks	35,600		3,647			18,086
Cash and cash equivalents	49,404		9,056	$ 18,131		26,149	$ 4,813
Certificates of deposits with banks	1,498		1,498			1,498
Investment securities available for sale, at fair value (amortized cost $32,067)			31,112			27,063
Federal Home Loan Bank stock, at cost	1,050		1,341			942
Loans	374,026		348,679			308,492
Less: Allowance for loan and lease losses	(3,844)	$ (3,780)	(3,599)	(3,213)	$ (3,471)	(3,393)	(3,723)
Net Loans	370,182		345,080			305,099
Bank owned life insurance	7,295		7,197			1,498
Accrued interest receivable	1,140		1,078			945
Bank premises, equipment and software	6,258		6,466			6,388
Foreclosed assets	1,971		789	$ 583		1,011	$ 1,994
Core deposit intangible, net of accumulated amortization of $728 and $711 at June 30, 2018 and December 31, 2017, respectively	56		73			117
Other assets	3,085		2,928			4,207
Total Assets	470,854		406,618			374,917
Liabilities and Stockholders' Equity
Non-interest-earning demand deposits	66,793		49,199			38,593
Interest-earning demand deposits	126,108		115,396			99,084
Savings	23,610		22,066			21,059
Time deposits	176,768		153,992			159,929
Total deposits	393,279		340,653			318,665
Capital lease obligation	174		207			268
Federal Home Loan Bank advances	16,100		23,600			14,100
Long term subordinated debt	9,713		9,676			9,605
Accrued interest payable	360		292			287
Other liabilities	3,027		3,071			2,959
Total liabilities	422,653		377,499			345,884
Common stock warrant	426		426			426
Common stock, $2.50 par value; 10,000,000 shares authorized; 7,156,987 and 4,657,880 shares issued and outstanding	17,892		11,645			11,627
Additional paid-in capital	25,214		13,008			12,988
Retained earnings	5,420		4,772			4,241
Accumulated other comprehensive loss	(751)		(732)			(249)
Total stockholders' equity	48,201		29,119			29,033
Total Liabilities and Stockholders' Equity	$ 470,854		$ 406,618			$ 374,917

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.